Document And Entity Information	Aug. 06, 2024
Document Information [Line Items]
Entity, Registrant Name	ALIMERA SCIENCES, INC.
Document, Type	8-K
Document, Period End Date	Aug. 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34703
Entity, Tax Identification Number	20-0028718
Entity, Address, Address Line One	6310 Town Square
Entity, Address, Address Line Two	Suite 400
Entity, Address, City or Town	Alpharetta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30005
City Area Code	678
Local Phone Number	990-5740
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ALIM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001267602